Trade and Notes Payable	12 Months Ended
Dec. 31, 2022
Trade and Notes Payable
Trade and Notes Payable

14. Trade and Notes Payable

Trade and notes payable consist of the following:

	As of December 31,
	2021	2022
Trade payable for raw materials	7,089,370	15,410,150
Notes payable	2,286,680	4,614,179
Total	9,376,050	20,024,329

An aging analysis of the trade and notes payable as at December 31, 2021 and 2022, based on the recognition date, is as follows:

	As of December 31,
	2021	2022
Within 3 months	7,539,833	19,806,395
Between 3 months and 6 months	1,639,286	124,122
Between 6 months and 1 year	161,913	31,051
More than 1 year	35,018	62,761
Total	9,376,050	20,024,329